Financial risk management (Tables)	12 Months Ended
Mar. 31, 2020
Financial Instruments [Abstract]
Disclosure of treasury credit risk
As at 31 March 2020, the following limits were in place for investments held with banks and financial institutions:

	Maximum limit £m	Long-term limit £m
Triple ‘A’ G7 sovereign entities (AAA)	2,049	1,024
Triple ‘A’ vehicles (AAA)	500	—
Triple ‘A’ range institutions and non-G7 sovereign entities (AAA)	1,118	559
Double ‘A+’ G7 sovereign entities (AA+)	1,863	931
Double ‘A’ range institutions (AA)	745 to 931	372 to 465
Single ‘A’ range institutions (A)	261 to 373	130 to 186

Disclosure of offsetting of financial assets and financial liabilities

				Related amounts available to be offset but not offset in statement of financial position
At 31 March 2020	Gross carrying amounts £m	Gross amounts offset £m	Net amount presented in statement of financial position £m	Financial instruments £m	Cash collateral received/ pledged £m	Net amount £m
Assets
Financing derivatives	1,267	—	1,267	(351)	(694)	222
Commodity contract derivatives	75	—	75	(5)	(3)	67
	1,342	—	1,342	(356)	(697)	289
Liabilities
Financing derivatives	(1,134)	—	(1,134)	351	646	(137)
Commodity contract derivatives	(200)	—	(200)	5	8	(187)
	(1,334)	—	(1,334)	356	654	(324)

	8	—	8	—	(43)	(35)

				Related amounts available to be offset but not offset in statement of financial position
At 31 March 2019	Gross carrying amounts £m	Gross amounts offset £m	Net amount presented in statement of financial position £m	Financial instruments £m	Cash collateral received/ pledged £m	Net amount £m
Assets
Financing derivatives	1,052	—	1,052	(299)	(551)	202
Commodity contract derivatives	101	—	101	29	—	130
	1,153	—	1,153	(270)	(551)	332
Liabilities
Financing derivatives	(1,084)	—	(1,084)	299	615	(170)
Commodity contract derivatives	(99)	—	(99)	(29)	—	(128)
	(1,183)	—	(1,183)	270	615	(298)

	(30)	—	(30)	—	64	34

Disclosure of maturity analysis for financial liabilities and derivatives
The following is a maturity profile of our financial liabilities and derivatives:

At 31 March 2020	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	More than 3 years £m	Total £m
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(3,672)	(2,150)	(1,611)	(22,214)	(29,647)
Interest payments on borrowings¹	(765)	(750)	(714)	(12,002)	(14,231)
Lease liabilities	(132)	(114)	(99)	(629)	(974)
Other non-interest-bearing liabilities	(3,149)	(318)	—	—	(3,467)
Contingent consideration	(32)	(16)	(32)	(16)	(96)
Derivative financial liabilities
Financing derivatives – receipts²	2,249	986	1,208	3,510	7,953
Financing derivatives – payments²	(2,582)	(1,136)	(1,463)	(4,067)	(9,248)
Commodity contract derivatives – receipts²	4	2	—	—	6
Commodity contract derivatives – payments²	(116)	(50)	(24)	(12)	(202)
Derivative financial assets
Financing derivatives – receipts²	2,469	1,063	570	1,775	5,877
Financing derivatives – payments²	(2,271)	(527)	(375)	(1,478)	(4,651)
Commodity contract derivatives – receipts²	20	1	1	—	22
Commodity contract derivatives – payments²	(21)	—	—	—	(21)
	(7,998)	(3,009)	(2,539)	(35,133)	(48,679)

At 31 March 2019	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	More than 3 years £m	Total £m
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(4,129)	(2,348)	(1,998)	(19,673)	(28,148)
Interest payments on borrowings¹	(800)	(733)	(721)	(13,465)	(15,719)
Lease liabilities	(72)	(63)	(52)	(123)	(310)
Other non-interest-bearing liabilities	(3,306)	(340)	—	—	(3,646)
Derivative financial liabilities
Financing derivatives – receipts²	3,045	1,703	163	2,560	7,471
Financing derivatives – payments²	(3,421)	(2,029)	(223)	(3,276)	(8,949)
Commodity contract derivatives – receipts²	2	3	1	—	6
Commodity contract derivatives – payments²	(98)	(26)	(4)	(1)	(129)
Derivative financial assets
Financing derivatives – receipts²	1,928	561	863	1,112	4,464
Financing derivatives – payments²	(1,251)	(459)	(783)	(875)	(3,368)
Commodity contract derivatives – receipts²	23	9	2	—	34
Commodity contract derivatives – payments²	—	(5)	(1)	—	(6)
	(8,079)	(3,727)	(2,753)	(33,741)	(48,300)

1.
The interest on borrowings is calculated based on borrowings held at 31 March without taking account of future issues. Floating rate interest is estimated using a forward interest rate curve as at 31 March. Payments are included on the basis of the earliest date on which the Company can be required to settle.

2.
The receipts and payments line items for derivatives comprise gross undiscounted future cash flows, after considering any contractual netting that applies within individual contracts. Where cash receipts and payments within a derivative contract are settled net, and the amount to be received/(paid) exceeds the amount to be paid/(received), the net amount is presented within derivative receipts/(payments).

Disclosure of nature and extent of risks arising from financial instruments
Derivative financial instruments were used to manage foreign currency risk as follows:

	2020					2019
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Cash and cash equivalents	18	—	55	—	73	97	2	153	—	252
Financial investments	813	—	1,185	—	1,998	965	—	1,016	—	1,981
Borrowings	(12,407)	(4,150)	(13,217)	(1,020)	(30,794)	(10,591)	(4,787)	(12,126)	(1,226)	(28,730)
Pre-derivative position	(11,576)	(4,150)	(11,977)	(1,020)	(28,723)	(9,529)	(4,785)	(10,957)	(1,226)	(26,497)
Derivative effect	(1,169)	4,341	(4,214)	1,175	133	(1,055)	4,803	(5,245)	1,465	(32)
Net debt position	(12,745)	191	(16,191)	155	(28,590)	(10,584)	18	(16,202)	239	(26,529)
The currency exposure on other financial instruments is as follows:

	2020					2019
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Trade and other receivables	306	—	1,403	—	1,709	398	—	1,635	—	2,033
Trade and other payables	(1,177)	—	(2,002)	—	(3,179)	(1,221)	—	(2,085)	—	(3,306)
Other non-current liabilities	(85)	—	(277)	—	(362)	(93)	—	(247)	—	(340)

	2020		2019
	Income statement £m	Other equity reserves £m	Income statement £m	Other equity reserves £m
Financial risk (post-tax):
UK RPI change of 0.5%¹	27	—	27	—
UK interest rates change of 0.5%	14	47	16	13
US interest rates change of 0.5%	5	27	11	44
US dollar exchange rate change of 10%²	49	216	53	246

1.	Excludes sensitivities to LPI curve. Further details on sensitivities are provided in note 32(g).

2.
The other equity reserves impact does not reflect the exchange translation in our US subsidiaries’ net assets. It is estimated this would change by £1,319 million (2019: £1,119 million) in the opposite direction if the dollar exchange rate changed by 10%.

Our commodity contract derivatives are sensitive to price risk. Additional sensitivities in respect to commodity price risk and to our derivative fair values are as follows:

	2020		2019
	Income statement £m	Net assets £m	Income statement £m	Net assets £m
Commodity price risk (post-tax):
10% increase in commodity prices	26	26	26	26
10% decrease in commodity prices	(27)	(27)	(27)	(27)

Assets and liabilities carried at fair value (post-tax):
10% fair value change in derivative financial instruments¹	12	12	(3)	(3)
10% fair value change in commodity contract derivative liabilities	9	9	—	—

1.	The effect of a 10% change in fair value assumes no hedge accounting.
The table below sets out the sensitivity analysis for certain areas of estimation uncertainty set out in note 1E. These estimates are those that have a significant risk of resulting in a material adjustment to the carrying values of assets and liabilities in the next year. Note that the sensitivity analysis for the useful economic lives of our gas network assets is included in note 13.

	2020		2019
	Income statement £m	Net assets £m	Income statement £m	Net assets £m
Pensions and other post-retirement benefit liabilities (pre-tax)¹:
UK discount rate change of 0.5%²	6	877	6	1,064
US discount rate change of 0.5%²	10	514	16	688
UK RPI rate change of 0.5%³	4	670	4	908
UK long-term rate of increase in salaries change of 0.5%	1	39	1	56
US long-term rate of increase in salaries change of 0.5%	2	47	2	46
UK change of one year to life expectancy at age 65[4]	1	545	1	610
US change of one year to life expectancy at age 65	4	456	4	406
Assumed US healthcare cost trend rates change of 1%	31	507	32	503

Pension assets:
Change in value of unquoted equities by 10%	—	381	—	415
Change in value of unquoted properties by 10%	—	89	—	107
Change in value of unquoted diversified alternatives by 10%	—	152	—	142

Environmental provision:
10% change in estimated future cash flows	210	210	165	165

1.	The changes shown are a change in the annual pension or other post-retirement benefit service charge and change in the defined benefit obligations.

2.
A change in the discount rate is likely to occur as a result of changes in bond yields and as such would be expected to be offset to a significant degree by a change in the value of the bond assets held by the plans. In the UK, there would also be a £205 million net assets offset from the buy-in policies purchased in the year, where the accounting value of the buy-in asset is set equal to the associated liabilities.

3.
The projected impact resulting from a change in RPI reflects the underlying effect on pensions in payment, pensions in deferment and resultant increases in salary assumptions. The buy-in policies purchased during the year would have a £152 million net assets offset to the above.

4.	In the UK, the buy-in policies purchased during the year, and the longevity swap entered into previously, would have a £223 million net assets offset to the above.

Disclosure of financial instruments by type of interest rate
Net debt was managed using derivative financial instruments to hedge interest rate risk as follows:

	2020					2019
	Fixed rate £m	Floating rate £m	Inflation linked £m	Other[1] £m	Total £m	Fixed rate £m	Floating rate £m	Inflation linked £m	Other[1] £m	Total £m
Cash and cash equivalents	71	10	—	(8)	73	59	104	—	89	252
Financial investments	—	1,966	—	32	1,998	6	1,944	—	31	1,981
Borrowings	(20,969)	(3,085)	(6,740)	—	(30,794)	(19,043)	(3,045)	(6,642)	—	(28,730)
Pre-derivative position	(20,898)	(1,109)	(6,740)	24	(28,723)	(18,978)	(997)	(6,642)	120	(26,497)
Derivative effect	2,259	(1,892)	(234)	—	133	1,740	(1,559)	(213)	—	(32)
Net debt position	(18,639)	(3,001)	(6,974)	24	(28,590)	(17,238)	(2,556)	(6,855)	120	(26,529)

1.	Represents financial instruments which are not directly affected by interest rate risk, such as investments in equity or other similar financial instruments.

Disclosure of detailed information about hedging instruments
(i) Fair value hedges of foreign currency and interest rate risk on recognised borrowings:

As at 31 March 2020		Balance of fair value hedge adjustments in borrowings		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings[1,2]	(1,751)	(31)	(95)	(42)	48	6

1.	The carrying value of the hedged borrowings is £1,883 million, of which £72 million is current and £1,811 million is non-current.

2.	Included within the hedging instrument notional balance is £1,675 million impacted by Interest Rate Benchmark Reform amendments.

As at 31 March 2019		Balance of fair value hedge adjustments in borrowings		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings¹	(1,707)	11	(117)	15	(10)	5

1.
The carrying value of the hedged borrowings was £1,810 million, of which £202 million was current and £1,608 million was non-current. Following a review in the year, we have changed our presentation of spot foreign exchange movements on derivatives designated in fair value hedges of foreign currency risk and interest rates. It has resulted in a prior year equal and offsetting impact of £4 million to the balances used for the ‘Change in value used for calculating ineffectiveness’.

(ii) Cash flow hedges of foreign currency and interest rate risk:

As at 31 March 2020		Balance in cash flow hedge reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings¹	(4,127)	(69)	(22)	142	(143)	(1)
Foreign currency risk on forecasted cash flows	(794)	8	—	17	(17)	—

1.	Included within the hedging instrument notional balance is £176 million impacted by Interest Rate Benchmark Reform amendments.

As at 31 March 2019		Balance in cash flow hedge reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings¹	(3,804)	(17)	51	206	(206)	—
Foreign currency risk on forecasted cash flows	(697)	45	—	12	(12)	—

1.
Following a review in the year, we have changed our presentation of spot foreign exchange movements on derivatives designated in cash flow hedges of foreign currency risk and interest rates. This has no net impact on the consolidated statement of comprehensive income. It has resulted in a prior year equal and offsetting impact of £167 million to the balances used for the ‘Change in value used for calculating ineffectiveness’.

(iii) Net investment hedges of foreign currency risk:

As at 31 March 2020		Balance in translation reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Currency risk on foreign operations¹	(3,064)	45	(2,871)	(6)	6	—

1.	Included within the hedging instrument notional balance is £nil impacted by Interest Rate Benchmark Reform amendments.

As at 31 March 2019		Balance in translation reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Currency risk on foreign operations	(2,974)	(329)	(2,502)	550	(550)	—

Year ended 31 March 2019	Fair value hedges of foreign currency and interest rate risk	Cash flow hedges of foreign currency and interest rate risk	Cash flow hedges of foreign currency risk	Net investment hedges
	£m	£m	£m	£m
Consolidated statement of comprehensive income
Net losses in respect of:
Cash flow hedges¹	—	(206)	(12)	—
Cost of hedging	(6)	(12)	—	(90)

Transferred to profit or loss in respect of:
Cash flow hedges¹	—	166	—	—
Cost of hedging	3	—	—	39

Consolidated statement of changes in equity
Other equity reserves – cost of hedging balances	(4)	—	—	32

Consolidated statement of financial position
Derivatives – carrying value of hedging instruments²
Assets – current	17	—	9	—
Assets – non-current	168	78	23	—
Liabilities – current	(9)	(28)	(3)	(43)
Liabilities – non-current	(25)	(134)	(4)	(249)

Profiles of the significant timing, price and rate information of hedging instruments
Maturity range	Nov 2019 – May 2038	Aug 2019 – Feb 2039	Apr 2019 – Dec 2023	Mar 2020 – Jun 2025
Spot foreign exchange range:
GBP:USD	1.64 – 1.65	1.52 – 1.66	1.29 – 1.41	1.49
GBP:EUR	1.19 – 1.24	1.14 – 1.24	1.07 – 1.32	1.15
EUR:USD	1.13 – 1.16	1.13 – 1.14	n/a	n/a
Interest rate range:
GBP	LIBOR +30bps/+561bps	1.795% – 5.850%	n/a	n/a
USD	LIBOR -44bps/+115bps	1.103% – 3.864%	n/a	n/a

1.
Following a review in the year, we have changed our presentation of spot foreign exchange movements on derivatives designated in cash flow hedges of foreign currency risk and interest rates. This has no net impact on the consolidated statement of comprehensive income. It has resulted in a prior year gross up of £166 million to net losses in respect of cash flow hedges with an equal and offsetting gross up to transferred to profit and loss in respect of cash flow hedges.

2.
The use of derivatives may entail a derivative transaction qualifying for more than one hedge type designation under IFRS 9. Therefore, the derivative amounts in the table above are grossed up by hedge type, whereas they are presented net at an instrument level in the statement of financial position.

In accordance with the requirements of IFRS 9, certain additional information about hedge accounting is disaggregated by risk type and hedge designation type in the tables below:

Year ended 31 March 2020	Fair value hedges of foreign currency and interest rate risk	Cash flow hedges of foreign currency and interest rate risk	Cash flow hedges of foreign currency risk	Net investment hedges
	£m	£m	£m	£m
Consolidated statement of comprehensive income
Net losses in respect of:
Cash flow hedges		(143)	(17)	—
Cost of hedging	5	(7)	—	(30)

Transferred to profit or loss in respect of:
Cash flow hedges	—	14	—	—
Cost of hedging	1	(1)	—	(45)

Consolidated statement of changes in equity
Other equity reserves – cost of hedging balances	2	(8)	—	(43)

Consolidated statement of financial position
Derivatives – carrying value of hedging instruments¹
Assets – current	1	—	4	9
Assets – non-current	247	106	8	—
Liabilities – current	(1)	(105)	(8)	(82)
Liabilities – non-current	(39)	(264)	(12)	(19)

Profiles of the significant timing, price and rate information of hedging instruments
Maturity range	May 2020 – Feb 2040	Jul 2020 – Dec 2039	Apr 2020 – Dec 2024	Jun 2020 – Sep 2027
Spot foreign exchange range:
GBP:USD	1.64	1.30 – 1.66	1.24 – 1.41	1.21 – 1.49
GBP:EUR	1.19 – 1.24	1.10 – 1.24	1.04 – 1.30	1.14
EUR:USD	1.13 – 1.17	1.13 – 1.14	n/a	n/a
Interest rate range:
GBP	LIBOR +30bps/+408bps	1.331% – 5.850%	n/a	n/a
USD	LIBOR -44bps/+ 115bps	1.103% – 3.864%	n/a	n/a

1.
The use of derivatives may entail a derivative transaction qualifying for more than one hedge type designation under IFRS 9. Therefore, the derivative amounts in the table above are grossed up by hedge type, whereas they are presented net at an instrument level in the statement of financial position.

Disclosure of detailed information about hedged items
(i) Fair value hedges of foreign currency and interest rate risk on recognised borrowings:

As at 31 March 2020		Balance of fair value hedge adjustments in borrowings		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings[1,2]	(1,751)	(31)	(95)	(42)	48	6

1.	The carrying value of the hedged borrowings is £1,883 million, of which £72 million is current and £1,811 million is non-current.

2.	Included within the hedging instrument notional balance is £1,675 million impacted by Interest Rate Benchmark Reform amendments.

As at 31 March 2019		Balance of fair value hedge adjustments in borrowings		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings¹	(1,707)	11	(117)	15	(10)	5

1.
The carrying value of the hedged borrowings was £1,810 million, of which £202 million was current and £1,608 million was non-current. Following a review in the year, we have changed our presentation of spot foreign exchange movements on derivatives designated in fair value hedges of foreign currency risk and interest rates. It has resulted in a prior year equal and offsetting impact of £4 million to the balances used for the ‘Change in value used for calculating ineffectiveness’.

(ii) Cash flow hedges of foreign currency and interest rate risk:

As at 31 March 2020		Balance in cash flow hedge reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings¹	(4,127)	(69)	(22)	142	(143)	(1)
Foreign currency risk on forecasted cash flows	(794)	8	—	17	(17)	—

1.	Included within the hedging instrument notional balance is £176 million impacted by Interest Rate Benchmark Reform amendments.

As at 31 March 2019		Balance in cash flow hedge reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings¹	(3,804)	(17)	51	206	(206)	—
Foreign currency risk on forecasted cash flows	(697)	45	—	12	(12)	—

1.
Following a review in the year, we have changed our presentation of spot foreign exchange movements on derivatives designated in cash flow hedges of foreign currency risk and interest rates. This has no net impact on the consolidated statement of comprehensive income. It has resulted in a prior year equal and offsetting impact of £167 million to the balances used for the ‘Change in value used for calculating ineffectiveness’.

(iii) Net investment hedges of foreign currency risk:

As at 31 March 2020		Balance in translation reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Currency risk on foreign operations¹	(3,064)	45	(2,871)	(6)	6	—

1.	Included within the hedging instrument notional balance is £nil impacted by Interest Rate Benchmark Reform amendments.

As at 31 March 2019		Balance in translation reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Currency risk on foreign operations	(2,974)	(329)	(2,502)	550	(550)	—

Disclosure of fair value measurement of assets
The changes in value of our Level 3 financial instruments are as follows:

	Financing derivatives		Commodity contract derivatives		Other[3,4]		Total
	2020	2019	2020	2019	2020	2019	2020	2019
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 April	(214)	(219)	1	(1)	152	194	(61)	(26)
Net (losses)/gains for the year[1,2]	(20)	4	6	(16)	26	15	12	3
Purchases	—	—	26	44	51	57	77	101
Acquisition of Geronimo	—	—	—	—	(74)	—	(74)	—
Settlements	(1)	1	(31)	(26)	(18)	(4)	(50)	(29)
Reclassification to held for sale³	—	—	—	—	—	(110)	—	(110)
At 31 March	(235)	(214)	2	1	137	152	(96)	(61)

1.
Loss of £20 million (2019: £4 million gain) is attributable to derivative financial instruments held at the end of the reporting period and has been recognised in finance costs in the income statement.

2.	Loss of £17 million (2019: £21 million loss) is attributable to commodity contract derivative financial instruments held at the end of the reporting period.

3.	Relates to our put and call options over our interests in Quadgas, that were classified as held for sale at 31 March 2019.

4.
Other comprises our investments in Sunrun Neptune 2016 LLC, Enbala and the investments made by National Grid Partners, which are accounted for at fair value through profit and loss as well as the contingent consideration arising from the acquisition of Geronimo (see note 38).

	2020				2019
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Investments held at FVTPL	1,278	—	108	1,386	1,311	—	62	1,373
Investments held at FVOCI	83	352	—	435	93	343	—	436
Investments in associates¹	—	—	103	103	—	—	90	90
Financing derivatives	—	1,257	10	1,267	—	1,050	2	1,052
Commodity contract derivatives	—	9	66	75	—	33	68	101
	1,361	1,618	287	3,266	1,404	1,426	222	3,052
Liabilities
Financing derivatives	—	(889)	(245)	(1,134)	—	(868)	(216)	(1,084)
Commodity contract derivatives	—	(136)	(64)	(200)	—	(32)	(67)	(99)
Liabilities held at fair value	(741)	—	—	(741)	(667)	—	—	(667)
Contingent consideration²	—	—	(74)	(74)	—	—	—	—
	(741)	(1,025)	(383)	(2,149)	(667)	(900)	(283)	(1,850)
	620	593	(96)	1,117	737	526	(61)	1,202

1.	Our Level 3 investments include investments relating to Sunrun Neptune 2016 LLC accounted for at FVTPL.

2.	Contingent consideration relates to the acquisition of Geronimo (see note 38).

Level 1:	Financial instruments with quoted prices for identical instruments in active markets.

Level 2:
Financial instruments with quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in inactive markets, and financial instruments valued using models where all significant inputs are based directly or indirectly on observable market data.

Level 3:	Financial instruments valued using valuation techniques where one or more significant inputs are based on unobservable market data.

Disclosure of fair value measurement of liabilities
The changes in value of our Level 3 financial instruments are as follows:

	Financing derivatives		Commodity contract derivatives		Other[3,4]		Total
	2020	2019	2020	2019	2020	2019	2020	2019
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 April	(214)	(219)	1	(1)	152	194	(61)	(26)
Net (losses)/gains for the year[1,2]	(20)	4	6	(16)	26	15	12	3
Purchases	—	—	26	44	51	57	77	101
Acquisition of Geronimo	—	—	—	—	(74)	—	(74)	—
Settlements	(1)	1	(31)	(26)	(18)	(4)	(50)	(29)
Reclassification to held for sale³	—	—	—	—	—	(110)	—	(110)
At 31 March	(235)	(214)	2	1	137	152	(96)	(61)

1.
Loss of £20 million (2019: £4 million gain) is attributable to derivative financial instruments held at the end of the reporting period and has been recognised in finance costs in the income statement.

2.	Loss of £17 million (2019: £21 million loss) is attributable to commodity contract derivative financial instruments held at the end of the reporting period.

3.	Relates to our put and call options over our interests in Quadgas, that were classified as held for sale at 31 March 2019.

4.
Other comprises our investments in Sunrun Neptune 2016 LLC, Enbala and the investments made by National Grid Partners, which are accounted for at fair value through profit and loss as well as the contingent consideration arising from the acquisition of Geronimo (see note 38).

	2020				2019
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Investments held at FVTPL	1,278	—	108	1,386	1,311	—	62	1,373
Investments held at FVOCI	83	352	—	435	93	343	—	436
Investments in associates¹	—	—	103	103	—	—	90	90
Financing derivatives	—	1,257	10	1,267	—	1,050	2	1,052
Commodity contract derivatives	—	9	66	75	—	33	68	101
	1,361	1,618	287	3,266	1,404	1,426	222	3,052
Liabilities
Financing derivatives	—	(889)	(245)	(1,134)	—	(868)	(216)	(1,084)
Commodity contract derivatives	—	(136)	(64)	(200)	—	(32)	(67)	(99)
Liabilities held at fair value	(741)	—	—	(741)	(667)	—	—	(667)
Contingent consideration²	—	—	(74)	(74)	—	—	—	—
	(741)	(1,025)	(383)	(2,149)	(667)	(900)	(283)	(1,850)
	620	593	(96)	1,117	737	526	(61)	1,202

1.	Our Level 3 investments include investments relating to Sunrun Neptune 2016 LLC accounted for at FVTPL.

2.	Contingent consideration relates to the acquisition of Geronimo (see note 38).

Level 1:	Financial instruments with quoted prices for identical instruments in active markets.

Level 2:
Financial instruments with quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in inactive markets, and financial instruments valued using models where all significant inputs are based directly or indirectly on observable market data.

Level 3:	Financial instruments valued using valuation techniques where one or more significant inputs are based on unobservable market data.

Sensitivity analysis for types of market risk
The impacts on a post-tax basis of reasonably possible changes in significant Level 3 assumptions are as follows:

	Financing derivatives		Commodity contract derivatives		Other[3]
	2020	2019	2020	2019	2020	2019
	£m	£m	£m	£m	£m	£m
10% increase in commodity prices¹	—	—	2	(1)	—	—
10% decrease in commodity prices¹	—	—	—	2	—	—
+10% market area price change	—	—	(4)	(10)	—	—
-10% market area price change	—	—	4	10	—	—
+20 basis points change in Limited Price Inflation (LPI) market curve²	(95)	(88)	—	—	—	—
-20 basis points change in LPI market curve²	90	83	—	—	—	—
+50 basis points change in discount rate	—	—	—	—	(3)	(3)
-50 basis points change in discount rate	—	—	—	—	4	3

1.	Level 3 commodity price sensitivity is included within the sensitivity analysis disclosed in note 35.

2.	A reasonably possible change in assumption of other Level 3 derivative financial instruments is unlikely to result in a material change in fair values.

3.	The investments acquired in the period were on market terms, and sensitivity is considered insignificant at 31 March 2020.